Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Oct. 02, 2021	Sep. 26, 2020
Cash flows from operating activities:
Net income	$ (56,361)	$ 18,703
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	23,689	17,461
Amortization of deferred financing costs and debt discount	5,907	1,867
Stock-based compensation expense	104,578	1,442
Other non-cash	1,349	825
Gain on sale of equity method investment	(3,856)
Earnings from equity method investment	(1,808)
Distribution received from equity method investment	1,808
Changes in operating assets and liabilities:
Trade receivables	(43,134)	(18,732)
Inventories	(16,128)	(2,202)
Prepaid expenses and other current assets	(4,774)	279
Income tax receivable	(1,752)	(1,287)
Other assets	(465)
Accounts payable	10,550	16,192
Accrued expenses and other current liabilities	9,740	20,449
Other long-term liabilities	83	59
Net cash provided by operating activities	29,426	55,056
Cash flows from investing activities:
Purchases of property and equipment	(19,242)	(9,677)
Proceeds from the sale of property and equipment	33	560
Return of equity method investment	447
Proceeds from the sale of equity method investment	6,796
Net cash used in investing activities	(11,966)	(9,117)
Cash flows from financing activities:
Proceeds from long-term debt borrowings	172,813
Payments on long-term debt borrowings	(164,833)	(20,925)
Proceeds from borrowings on the revolving credit facility	16,000	5,000
Payments on revolving credit facility borrowings	(16,000)	(5,000)
Deferred financing fees paid	(1,250)
Dividend to Class A unitholders	(110,033)
Proceeds from issuance of common stock		615
Proceeds from initial public offering, net of underwriting discounts, commissions and offering costs	399,264
Repurchase and retirement of treasury stock	(281,638)	(576)
Payments of Narellan Group Pty Limited contingent consideration		(6,624)
Net cash provided by financing activities	14,323	(27,510)
Effect of exchange rate changes on cash	(224)	769
Net increase in cash	31,559	19,198
Cash at beginning of period	59,310	56,655
Cash at end of period	90,869	75,853
Supplemental cash flow information:
Cash paid for interest	14,208	12,693
Income taxes paid, net	15,213	9,100
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expenses	226	635
Capitalized internal-use software included in accounts payable - related party	$ 1,050
Fair value of 758,694 shares of common stock issued during the three fiscal quarters ended September 26, 2020 in connection with the acquisition of Narellan Group Pty Limited		$ 2,208